Investment Risks	Apr. 30, 2026
Teucrium Agricultural Strategy No K-1 ETF | Alternative Contract Risk Member
Prospectus [Line Items]
Risk [Text Block]
Alternative Contract Risk. If position limits, accountability levels or a lack of liquidity restrict the Fund’s ability to invest in a Component Futures Contract, the Fund may obtain exposure to the relevant commodity through a futures contract listed on another DCM or may reallocate its assets among the remaining Component Futures Contracts. A futures contract listed on another DCM may reference a different class or grade of the commodity, and may have different delivery locations, delivery terms and grade specifications, than the corresponding Component Futures Contract, and its price may not move in the same direction or to the same degree. Such a contract may also be less liquid, which may cause the Fund to pay more to establish, or receive less to liquidate, a position. A reallocation among the remaining Component Futures Contracts will cause the Fund’s commodity exposures to depart from the Fund’s target allocation, and may increase the Fund’s exposure to any single commodity. Either outcome may adversely affect the Fund’s performance.